Changes in Accounting Policies - Summary of Impacts of Adoption of IFRS 16 (Detail) - CAD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Accounts Receivable and Accrued Revenues	$ 1,430		$ 1,238
Property, Plant and Equipment, Net	28,325	$ 28,695	28,698
Right-of-Use Assets, Net	956		893
Other Assets	79		64
Liabilities and Shareholders’ Equity
Current Portion of Lease Liabilities	(149)
Current Portion of Onerous Contract Provisions	(16)		(50)
Non-Current Lease Liabilities	(1,397)
Non-Current Onerous Contract Provisions	(51)		(613)
Other Liabilities	(161)	(155)	(158)
Total	$ (35,359)		(35,174)
IFRS 16 [Member]
Assets
Accounts Receivable and Accrued Revenues		1,240	1,238
Property, Plant and Equipment, Net		28,695	28,698
Other Assets		78	64
Liabilities and Shareholders’ Equity
Current Portion of Lease Liabilities		(128)
Current Portion of Onerous Contract Provisions		(13)	(50)
Non-Current Onerous Contract Provisions		(65)	(613)
Other Liabilities		(155)	(158)
Total		29,179	$ 29,179
IFRS 16 [Member] | Adjustments [Member]
Assets
Accounts Receivable and Accrued Revenues		2
Property, Plant and Equipment, Net		(3)
Right-of-Use Assets, Net		(16)
Other Assets		14
Liabilities and Shareholders’ Equity
Current Portion of Lease Liabilities		(128)
Current Portion of Onerous Contract Provisions		37
Non-Current Lease Liabilities		(1,363)
Non-Current Onerous Contract Provisions		548
Other Liabilities		3
IFRS 16 [Member] | Onerous contracts contingent liability [member] | Adjustments [Member]
Assets
Right-of-Use Assets, Net		(585)
IFRS 16 [Member] | ROU assets [member] | Adjustments [Member]
Assets
Right-of-Use Assets, Net		1,491
IFRS 16 [Member] | Reclassify Previously Recognized Finance Leases [member]
Assets
Right-of-Use Assets, Net		893
Liabilities and Shareholders’ Equity
Non-Current Lease Liabilities		(1,366)
IFRS 16 [Member] | Reclassify Previously Recognized Finance Leases [member] | Adjustments [Member]
Assets
Right-of-Use Assets, Net		3
Liabilities and Shareholders’ Equity
Non-Current Lease Liabilities		$ (3)